Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Associates [Abstract]
Summary of Reconciliation of Investment in Associates

The following table shows a reconciliation from the opening balance to the closing balance for investment in associates:

	Note	$000’s
Balance – January 1, 2016		10,734
Income included in net earnings from associates		623
Reclassified to long-term investments		(501)
Impairment loss included in general and administrative expenses	6	(4,206)
Translation		487
Reclassified to assets held for sale	17	(7,137)
Balance – December 31, 2016		—
Acquired during the year		2,569
Impairment loss included in net loss from associates		(2,569)
Balance – December 31, 2017		—